Events after the reporting period	12 Months Ended
Dec. 31, 2024
Events after the reporting period
Events after the reporting period

32.   Events after the reporting period

Management has evaluated subsequent events after the balance sheet date, through the issuance of these consolidated financial statements, for appropriate accounting and disclosures.

SEPI loan repayment

In March 2025, the Company partially repaid the SEPI loan as per the agreed amortization schedule of $17,960 thousand.

Dividend payment

In March 2025, the Company distributed dividends to its ordinary shareholders totaling $2,613 thousand.